Exhibit 99.1

World Omni Auto Receivables Trust 2019-A
Monthly Servicer Certificate
March 31, 2022

Dates Covered
Collections Period	03/01/22 - 03/31/22
Interest Accrual Period	03/15/22 - 04/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/22	208,346,942.30	16,960
Yield Supplement Overcollateralization Amount 02/28/22	6,384,095.32	0
Receivables Balance 02/28/22	214,731,037.62	16,960
Principal Payments	12,822,553.86	438
Defaulted Receivables	148,762.05	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/22	5,796,957.65	0
Pool Balance at 03/31/22	195,962,764.06	16,512

Pool Statistics	$ Amount	# of Accounts
Pool Factor	18.16%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	2,441,698.37	141
Past Due 61-90 days	446,610.83	26
Past Due 91-120 days	51,833.53	5
Past Due 121+ days	0.00	0
Total	2,940,142.73	172

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	199,957.49
Aggregate Net Losses/(Gains) - March 2022	(51,195.44)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.29%
Prior Net Losses/(Gains) Ratio	-0.08%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	-0.30%
Four Month Average	-0.06%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.86%

Overcollateralization Target Amount	5,191,340.98
Actual Overcollateralization	5,191,340.98
Weighted Average Contract Rate	3.96%
Weighted Average Contract Rate, Yield Adjusted	6.51%
Weighted Average Remaining Term	29.75

Flow of Funds	$ Amount
Collections	13,712,487.35
Investment Earnings on Cash Accounts	348.91
Servicing Fee	(178,942.53)
Transfer to Collection Account	-
Available Funds	13,533,893.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	408,746.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	7,192,837.26
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,191,340.98
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	608,337.14

Total Distributions of Available Funds	13,533,893.73

Servicing Fee	178,942.53
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 03/15/22	203,155,601.32
Principal Paid	12,384,178.24
Note Balance @ 04/15/22	190,771,423.08

Class A-1
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-2
Note Balance @ 03/15/22	0.00
Principal Paid	0.00
Note Balance @ 04/15/22	0.00
Note Factor @ 04/15/22	0.0000000%

Class A-3
Note Balance @ 03/15/22	73,485,601.32
Principal Paid	12,384,178.24
Note Balance @ 04/15/22	61,101,423.08
Note Factor @ 04/15/22	17.6084793%

Class A-4
Note Balance @ 03/15/22	82,950,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	82,950,000.00
Note Factor @ 04/15/22	100.0000000%

Class B
Note Balance @ 03/15/22	31,150,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	31,150,000.00
Note Factor @ 04/15/22	100.0000000%

Class C
Note Balance @ 03/15/22	15,570,000.00
Principal Paid	0.00
Note Balance @ 04/15/22	15,570,000.00
Note Factor @ 04/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	541,378.35
Total Principal Paid	12,384,178.24
Total Paid	12,925,556.59

Class A-1
Coupon	2.72616%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.04000%
Interest Paid	186,163.52
Principal Paid	12,384,178.24
Total Paid to A-3 Holders	12,570,341.76

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5227325
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9576489
Total Distribution Amount	12.4803814

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5364943
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.6892745
Total A-3 Distribution Amount	36.2257688

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	580.81
Noteholders' Principal Distributable Amount	419.19

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/22	2,595,670.49
Investment Earnings	296.65
Investment Earnings Paid	(296.65)
Deposit/(Withdrawal)	-
Balance as of 04/15/22	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$518,931.10	$532,378.66	$990,116.85
Number of Extensions	29	28	54
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.24%	0.41%